Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (years)	5 years 10 months 24 days	5 years 9 months 18 days
Volatility, minimum	58.75%	59.46%
Volatility, maximum	59.27%	61.84%
Weighted-average volatility	59.00%	61.00%
Risk-free interest rate, minimum	1.968%	0.93%
Risk-free interest rate, maximum	2.065%	1.61%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 0.68	$ 0.60